IMPAIRMENT OF ASSETS - Impairment losses 2022 - Narrative (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss		$ (107)	$ 27	[1]	$ 62	[1]
Non-current assets		$ 5,310	$ 10,504
Bangladesh
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss							$ 451
Recoverable amount							474
Amount by which unit's recoverable amount exceeds its carrying amount							119
Non-current assets							$ 355
Impairment reversal	$ 100
Impairment reversal	68
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	32
Bangladesh | Fully Depreciated Assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversal	19
Kyrgyzstan
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss					$ 64
Recoverable amount	25
Amount by which unit's recoverable amount exceeds its carrying amount	51
Impairment reversal	49
Impairment reversal	9
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	29
Reversal of impairment loss recognised In profit or loss, other assets	11
Reversal of impairment loss recognised In profit or loss, other assets, depreciated assets	$ 2

[1]	*Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see Note 10).